OTHER INVESTMENTS - Sensitivity analysis (Details) - Rand Refinery Proprietary Limited ("Rand Refinery")	Jun. 30, 2026	Jun. 30, 2025
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Rand US Dollar exchange rate, increase	1.00%
Rand US Dollar exchange rate, decrease	(1.00%)
Rand US Dollar exchange rate in OCI net of tax, increase	810000000.00%	690000000.00%
Reasonably Possible Percentage Of Decrease Exchange Rate, OCI Net Of Tax, Increase (Decrease)	(810000000.00%)	(690000000.00%)
Commodity prices (gold and silver), increase	1.00%
Reasonably Possible Percentage Of Decrease Commodity Price	(1.00%)
Commodity prices (gold and silver) increase, OCI net of tax	750000000.00%	600000000.00%
Reasonably Possible Percentage Of Decrease Commodity Price OCI, Net Of Tax, Increase (Decrease)	(750000000.00%)	(600000000.00%)
Operating costs
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Increase in unobservable input	1.00%
Percentage Of Reasonably Possible Decrease In Unobservable Input	(1.00%)
% Change OCI, net of tax, increase	(540000000.00%)	(470000000.00%)
% Change OCI, net of tax, decrease	540000000.00%	470000000.00%
Weighted average cost of capital
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Increase in unobservable input	1.00%
Percentage Of Reasonably Possible Decrease In Unobservable Input	(1.00%)
% Change OCI, net of tax, increase	(1860000000.00%)	(1330000000.00%)
% Change OCI, net of tax, decrease	1860000000.00%	1330000000.00%
Minority discount
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Increase in unobservable input	1.00%
Percentage Of Reasonably Possible Decrease In Unobservable Input	(1.00%)
% Change OCI, net of tax, increase	(620000000.00%)	(360000000.00%)
% Change OCI, net of tax, decrease	620000000.00%	360000000.00%
Marketability discount
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Increase in unobservable input	1.00%
Percentage Of Reasonably Possible Decrease In Unobservable Input	(1.00%)
% Change OCI, net of tax, increase	(620000000.00%)	(350000000.00%)
% Change OCI, net of tax, decrease	620000000.00%	350000000.00%